Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document Type	S-1
Entity Registrant Name	NUBURU, INC
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3690
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	44 Cook Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	720
Local Phone Number	767-1400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814215
Amendment Flag	false
Business Contact [Member]
Entity Address, Address Line One	44 Cook Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	720
Local Phone Number	767-1400
Contact Personnel Name	Alessandro Zamboni